Consolidated statement of changes in equity - USD ($) $ in Millions	Total		Total shareholders’ equity		Called up share capital and share premium		Other equity instruments		Retained earnings		Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	[4]	Non-controlling interests	HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium		HSBC Holdings Other equity instruments		HSBC Holdings Retained earnings	[1]	HSBC Holdings Financial assets at FVOCI reserve	HSBC Holdings Merger and other reserves
Equity beginning of period (Previously stated) at Dec. 31, 2017																	$ 103,787		$ 10,160		$ 10,177		$ 22,107		$ 23,903		$ 59	$ 37,381
Equity beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017																	890								949		(59)
Equity beginning of period at Dec. 31, 2017	$ 196,224		$ 188,644		$ 20,337		$ 22,250		$ 139,414	[2],[3]	$ (1,371)	$ (222)	$ (19,072)	$ 27,308		$ 7,580	104,677		10,160		10,177		22,107		24,852			37,381
Profit for the year	15,025		13,727						13,727	[2],[3]						1,298	52,825								52,825
Other comprehensive income/(expense) for the year, net of tax	(4,670)		(4,525)						2,765	[2],[3]	(245)	16	(7,061)			(145)	865								865
– debt instruments at fair value through other comprehensive income	(243)		(245)								(245)					2
equity instruments designated at fair value through other comprehensive income	(27)															(27)
– cash flow hedges	19		16									16				3
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,847		2,847						2,847	[2],[3]							865								865
– remeasurement of defined benefit asset/liability	(329)		(301)						(301)	[2],[3]						(28)
– share of other comprehensive income of associates and joint ventures	(64)		(64)						(64)	[2],[3]
– effects of hyperinflation	283		283						283	[2],[3]
– exchange differences	(7,156)		(7,061)										(7,061)			(95)
Total comprehensive income for the year	10,355		9,202						16,492	[2],[3]	(245)	16	(7,061)			1,153	53,690								53,690
Shares issued under employee remuneration and share plans	111		111		721				(610)	[2],[3]							721		42		679
Shares issued in lieu of dividends and amounts arising thereon	1,494		1,494						1,494	[2],[3]							1,494		83		(83)				1,494
Capital securities issued	5,968	[5]	5,968	[5]			5,968	[5]									5,967
Dividends to shareholders	(12,257)		(11,547)						(11,547)	[2],[3]						(710)	(11,547)								(11,547)
Redemption of securities	(6,088)	[6]	(6,088)	[6]			(5,851)	[6]	(237)	[2],[3],[6]							(6,079)						(5,843)		(236)
Transfers	0	[7]							(2,200)	[2],[3],[7]				2,200	[7]		0	[8]							(2,200)	[8]		2,200	[8]
Shares issued under HSBC employee share plans	450		450						450	[2],[3]
Cancellation of shares	(1,998)	[9]	(1,998)	[9]	2,731	[9]			(4,998)	[2],[3],[9]				269	[9]		(1,998)	[10]	(105)	[10]	2,836	[10]	5,967		(4,998)	[10]		269	[10]
Other movements	(10)		17						(67)	[2],[3]	84					(27)	428								379			49
Equity end of period at Dec. 31, 2018	194,249		186,253		23,789		22,367		138,191	[2],[3]	(1,532)	(206)	(26,133)	29,777	[3]	7,996	147,353		10,180		13,609		22,231		61,434		0	39,899
– debt instruments at fair value through other comprehensive income	(243)		(245)								(245)					2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,847		2,847						2,847	[2],[3]							865								865
Profit for the year	8,708		7,383						7,383	[2],[3]						1,325	9,041								9,041
Other comprehensive income/(expense) for the year, net of tax	1,017		869						(1,759)	[2],[3]	1,424	204	1,000			148	(396)								(396)
– debt instruments at fair value through other comprehensive income	1,152		1,146								1,146					6
equity instruments designated at fair value through other comprehensive income	366		278								278					88
– cash flow hedges	206		204									204				2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,002)		(2,002)						(2,002)	[2],[3]							(396)								(396)
– remeasurement of defined benefit asset/liability	13		5						5	[2],[3]						8
– share of other comprehensive income of associates and joint ventures	21		21						21	[2],[3]
– effects of hyperinflation	217		217						217	[2],[3]
– exchange differences	1,044		1,000										1,000			44
Total comprehensive income for the year	9,725		8,252						5,624	[2],[3]	1,424	204	1,000			1,473	8,645								8,645
Shares issued under employee remuneration and share plans	62		62		557				(495)	[2],[3]							501		36		521				(56)
Shares issued in lieu of dividends and amounts arising thereon	2,687		2,687						2,687	[2],[3]							2,687		171		(171)				2,687
Capital securities issued																	0
Dividends to shareholders	(12,460)		(11,683)						(11,683)	[2],[3]						(777)	(11,683)								(11,683)
Redemption of securities	(1,508)	[6]	(1,508)	[6]			(1,496)	[6]	(12)	[2],[3],[6]							(1,508)						(1,488)		(20)
Transfers	0	[7]							2,475	[2],[3],[7]				(2,475)	[3],[7]		0	[8]							2,475	[8]		(2,475)	[8]
Shares issued under HSBC employee share plans	478		478						478	[2],[3]
Cancellation of shares	(1,000)	[9]	(1,000)	[9]	(68)	[9]			(1,000)	[2],[3],[9]				68	[3],[9]		(1,000)	[11]	(68)	[11]					(1,000)	[11]		68	[11]
Other movements	435		414						414	[2],[3]						21	49								2			47
Equity end of period at Dec. 31, 2019	192,668		183,955		24,278		20,871		136,679	[2],[3]	(108)	(2)	(25,133)	27,370	[3]	8,713	145,044		10,319		13,959		20,743		62,484		0	37,539
– debt instruments at fair value through other comprehensive income	1,152		1,146								1,146					6
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,002)		(2,002)						(2,002)	[2],[3]							(396)								(396)
Profit for the year	6,099		5,229						5,229	[2],[3]						870	4,085								4,085
Other comprehensive income/(expense) for the year, net of tax	8,409		8,248						1,118	[2],[3]	1,913	459	4,758			161	176								176
– debt instruments at fair value through other comprehensive income	1,750		1,746								1,746					4
equity instruments designated at fair value through other comprehensive income	212		167								167					45
– cash flow hedges	471		459									459				12
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	167		167						167	[2],[3]							176								176
– remeasurement of defined benefit asset/liability	834		831						831	[2],[3]						3
– share of other comprehensive income of associates and joint ventures	(73)		(73)						(73)	[2],[3]
– effects of hyperinflation	193		193						193	[2],[3]
– exchange differences	4,855		4,758										4,758			97
Total comprehensive income for the year	14,508		13,477						6,347	[2],[3]	1,913	459	4,758			1,031	4,261								4,261
Shares issued under employee remuneration and share plans	7		7		346				(339)	[2],[3]							539		28		318				2,540			(2,347)
Capital securities issued	1,497	[5]	1,497	[5]			1,500	[5]	(3)	[5]							1,485						1,500		(15)
Dividends to shareholders	(2,023)		(1,331)						(1,331)	[2],[3]						(692)	(1,331)								(1,331)
Redemption of securities	(1,450)	[6]	(1,450)	[6]					(1,450)	[6]							(1,450)								(1,450)
Transfers	0	[7]							435	[7]				(435)	[3],[7]		0	[8]							435	[8]		(435)	[8]
Shares issued under HSBC employee share plans	434		434						434	[2],[3]
Other movements	(646)		(146)				43		(200)	[2],[3]	11					(500)	(1,748)	[12]					171	[12]	(1,919)	[12]
Equity end of period at Dec. 31, 2020	204,995		196,443		$ 24,624		$ 22,414		140,572	[2],[3]	1,816	$ 457	$ (20,375)	$ 26,935	[3]	8,552	146,800		$ 10,347		$ 14,277		$ 22,414		65,005		$ 0	$ 34,757
– debt instruments at fair value through other comprehensive income	1,750		1,746								$ 1,746					$ 4
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	$ 167		$ 167						$ 167	[2],[3]							$ 176								$ 176

[1]	At 31 December 2020, retained earnings included 326,766,253 ($2,521m) treasury shares (2019: 326,191,804 ($2,543m); 2018: 326,503,319 ($2,546m)).
[2]	At 31 December 2020, retained earnings included 509,825,249 treasury shares (2019: 432,108,782; 2018: 379,926,645). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[5]	During 2020 HSBC Holdings issued $1,500m of perpetual subordinated contingent convertible securities. In 2018, HSBC Holdings issued $4,150m, £1,000m and SGD750m of perpetual subordinated contingent convertible capital securities on which there were $60m of external issuance costs, $49m of intra-Group issuance costs and $11m of tax benefits. Under IFRSs these issuance costs and tax benefits are classified as equity.
[6]	During 2020, HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares. For further details, see Note 31 in the Annual Report and Accounts 2020. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. In 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down. Under IFRSs external issuance costs are classified as equity.
[7]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. In 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2020, a further impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[8]	At 31 December 2020, an impairment of $435m of HSBC Overseas Holdings (UK) Limited (2019: $2,475m) was recognised and a permitted transfer of $435m (2019: $2,475m) was made from the merger reserve to retained earnings. In 2018, a part reversal of the impairment of HSBC Overseas Holdings (UK) Limited resulted in a transfer from retained earnings back to the merger reserve of $2,200m
[9]	For further details, see Note 31 in the Annual Report and Accounts 2020. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019. In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018.
[10]	The 2018 year included a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2018 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.
[11]	In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[12]	Includes an adjustment to retained earnings for a repayment of capital by a subsidiary of $1,650m, which had been recognised as dividend income in 2019.